Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

					Corporate
	Mining	Non-producing	Plant and	Right-of-use	office
	interests	properties	equipment	lease assets	equipment	Total
Cost
Balance at January 1, 2018	$104,362	$58,467	$48,808	$—	$84	$211,721
Asset additions	9,420	—	5,734	—	11	15,165
Property purchase option acquired	—	2,633	—	—	—	2,633
Change in decommissioning provision	(354)	—	—	—	—	(354)
Reclassification	—	(61,100)	—	—	—	(61,100)

Balance at December 31, 2018	113,428	—	54,542	—	95	168,065
Acquisition of Pershing Gold	—	34,335	14,927	—	10	49,272
Asset additions	7,600	11,236	19,936	7,358	17	46,147
Change in decommissioning provision	93	2,510	—	—	—	2,603
Reclassification	—	9,263	(343)	343	—	9,263

Balance at December 31, 2019	$121,121	$57,344	$89,062	$7,701	$122	$275,350

Accumulated depreciation and depletion
Balance at January 1, 2018	$34,848	$50,502	$26,031	$—	$39	$111,420
Depreciation/depletion for the year	6,762	—	3,800	—	10	10,572
Write-down of equipment	—	—	133	—	—	133
Reclassification	—	(50,502)	—	—	—	(50,502)

Balance at December 31, 2018	41,610	—	29,964	—	49	71,623
Depreciation/depletion for the year	8,605	—	4,415	305	13	13,338

Balance at December 31, 2019	$50,215	$—	$34,379	$305	$62	$84,961

Carrying value
at December 31, 2018	$71,818	$—	$24,578	$—	$46	$96,442

at December 31, 2019	$70,906	$57,344	$54,683	$7,396	$60	$190,389